Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues	$ 49,122	$ 45,675	$ 97,109	$ 88,479
Time charter expenses	(3,923)	(3,241)	(7,138)	(6,192)
Direct vessel expenses	(13)	(17)	(25)	(35)
Management fees	(7,323)	(6,466)	(14,557)	(12,514)
General and administrative expenses	(1,267)	(1,209)	(2,552)	(2,392)
Depreciation and amortization	(17,328)	(15,637)	(34,478)	(29,670)
Write-off of intangible asset	0	(3,979)	0	(3,979)
Interest expense and finance cost, net	(2,384)	(2,009)	(5,196)	(4,038)
Interest income	29	381	155	631
Other (expense)/income, net	(232)	13	300	(179)
Net income	$ 16,681	$ 13,511	$ 33,618	$ 30,111
Earnings per unit
Common unit (basic and diluted)	$ 0.29	$ 0.29	$ 0.59	$ 0.63
Subordinated unit (basic and diluted)	$ 0	$ 0	$ 0	$ 0.22
General Partner Unit (basic and diluted)	$ 0.28	$ 0.24	$ 0.58	$ 0.56
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0	$ 0